Tax-Free High Yield Fund	07/01/2020 to 06/30/2021

ICA File Number: 811-04163
Registrant Name: T. Rowe Price Tax-Free High Yield Fund, Inc.
Reporting Period: 07/01/2020 - 06/30/2021

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4163

T. Rowe Price Tax-Free High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 2/28

Date of reporting period: 07/01/2020 to 06/30/2021

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Tax-Free High Yield Fund, Inc.

By (Signature and Title) /s/ David Oestreicher
David Oestreicher, Principal Executive Officer

Date August 31, 2021
=========================== Tax-Free High Yield Fund ===========================

INGEVITY CORPORATION

Ticker:       NGVT           Security ID:  45688C107
Meeting Date: APR 22, 2021   Meeting Type: Annual
Record Date:  FEB 22, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Jean S. Blackwell        For       For          Management
1b    Elect Director Luis Fernandez-Moreno    For       For          Management
1c    Elect Director J. Michael Fitzpatrick   For       For          Management
1d    Elect Director John C. Fortson          For       For          Management
1e    Elect Director Diane H. Gulyas          For       For          Management
1f    Elect Director Frederick J. Lynch       For       For          Management
1g    Elect Director Karen G. Narwold         For       For          Management
1h    Elect Director Daniel F. Sansone        For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

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UNITED AIRLINES HOLDINGS, INC.

Ticker:       UAL            Security ID:  910047109
Meeting Date: MAY 26, 2021   Meeting Type: Annual
Record Date:  APR 07, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Carolyn Corvi            For       For          Management
1b    Elect Director Barney Harford           For       For          Management
1c    Elect Director Michele J. Hooper        For       For          Management
1d    Elect Director Walter Isaacson          For       For          Management
1e    Elect Director James A. C. Kennedy      For       For          Management
1f    Elect Director J. Scott Kirby           For       For          Management
1g    Elect Director Edward M. Philip         For       For          Management
1h    Elect Director Edward L. Shapiro        For       For          Management
1i    Elect Director David J. Vitale          For       For          Management
1j    Elect Director Laysha Ward              For       For          Management
1k    Elect Director James M. Whitehurst      For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Approve Omnibus Stock Plan              For       For          Management
5     Approve Securities Transfer             For       For          Management
      Restrictions
6     Approve Tax Benefits Preservation Plan  For       Against      Management
7     Report on Political Contributions and   Against   For          Shareholder
      Expenditures
8     Report on Global Warming-Related        Against   For          Shareholder
      Lobbying Activities

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WESTROCK COMPANY

Ticker:       WRK            Security ID:  96145D105
Meeting Date: JAN 29, 2021   Meeting Type: Annual
Record Date:  DEC 04, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Colleen F. Arnold        For       For          Management
1b    Elect Director Timothy J. Bernlohr      For       For          Management
1c    Elect Director J. Powell Brown          For       For          Management
1d    Elect Director Terrell K. Crews         For       For          Management
1e    Elect Director Russell M. Currey        For       For          Management
1f    Elect Director Suzan F. Harrison        For       For          Management
1g    Elect Director John A. Luke, Jr.        For       For          Management
1h    Elect Director Gracia C. Martore        For       For          Management
1i    Elect Director James E. Nevels          For       For          Management
1j    Elect Director Steven C. Voorhees       For       For          Management
1k    Elect Director Bettina M. Whyte         For       For          Management
1l    Elect Director Alan D. Wilson           For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Approve Omnibus Stock Plan              For       For          Management
4     Ratify Ernst & Young LLP as Auditors    For       For          Management

========== END NPX REPORT